Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of related party transactions

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 Through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Revenues from:
Satellite services - Mexican federal government	$—	$—	$2,225	$4,896
Satellite capacity to Mexican federal government	—	—	977	2,344
Loral	—	—	119	287

Expenses from:
Rent of control centers - Mexican federal government	—	—	225	479
Professional fees - Intenal Mexicana, S. A. P. I. de C. V.	144	—	—	—

Capital expenditures for:
Construction Satmex 8- Loral	—	—	148,932	59,065